Income Taxes - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 BRL (R$)	Nov. 23, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective income tax rate for foreign jurisdiction	13.90%	13.90%	17.40%	17.40%	19.30%	19.30%
Percentage of share with voting right	80.00%
Accounting profit	$ 399,679	R$ 114,539	$ 1,163,081	R$ 297,880	$ 1,431,164	R$ 380,373	$ 1,721,453	R$ 411,436
Adjustments For Deferred Tax Of Prior Periods			2,647,919	703,761
Excess On Deferred Income Tax			2,076,594	551,915
Excess On Current Income Tax			571,325	R$ 151,846
Deductible temporary differences for which no deferred tax asset is recognised	167,222,681		187,830,823
Deferred Tax Liability Asset	(116,614,520)		(98,415,751)		$ (77,822,839)
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of ownership interest in subsidiary sold					100.00%				100.00%
Tax Profit On Sale of Subsidiary					$ 93,968,555
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 74,392,065
Effective taxable income percentage carryforward	30.00%	30.00%
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated tax loss	$ 25,515,213
Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective taxable income percentage carryforward	100.00%	100.00%
Accumulated tax loss	$ 10,750,889
Accumulated Tax Loss Expiration Term	5 years	5 years
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	10.00%	10.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	35.00%	35.00%
CUCA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 680,304,268		654,631,901
CUFIN [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	568,085,361		533,076,863
Retained earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liability Asset	$ 308,551		$ 902,508